Business Combinations (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations
Schedule of fair value of identifiable assets acquired and liabilities assumed for all acquisitions

	2018	2017
Other current assets	$706	$51
Finite-lived intangible assets	7,928	3,600
Indefinite-lived intangible assets	—	70
Goodwill	21,527	9,767
Other non-current assets	38	14
Total assets	30,199	13,502
Current liabilities	491	182
Non-current liabilities	2,054	19
Total liabilities	2,545	201
Net assets acquired	$27,654	$13,301